Equity and Partners' Capital - Limited Partner and General Partner Units (details)	12 Months Ended										1 Months Ended										12 Months Ended								3 Months Ended	12 Months Ended		1 Months Ended										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Mountain Gas Resources [Member]	Dec. 31, 2012 June 2012 Equity Offering [Member]	Dec. 31, 2012 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Western Gas Equity Partners [Member]	Dec. 31, 2013 Non-Operated Marcellus Interest [Member]	Dec. 31, 2013 May 2013 Equity Offering [Member]	Dec. 31, 2013 Continuous Offering Program [Member]	Dec. 31, 2013 December 2013 Equity Offering [Member]	Dec. 31, 2013 Common Units [Member]		May 31, 2013 Common Units [Member]		Jun. 30, 2012 Common Units [Member]		Sep. 30, 2011 Common Units [Member]		Mar. 31, 2011 Common Units [Member]		Dec. 31, 2013 Common Units [Member]	Dec. 31, 2012 Common Units [Member]	Dec. 31, 2012 Common Units [Member] Mountain Gas Resources [Member]	Dec. 31, 2012 Common Units [Member] June 2012 Equity Offering [Member]	Dec. 31, 2012 Common Units [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Common Units [Member] Western Gas Equity Partners [Member]	Dec. 31, 2013 Common Units [Member] Non-Operated Marcellus Interest [Member]	Dec. 31, 2013 Common Units [Member] May 2013 Equity Offering [Member]	Dec. 31, 2013 Common Units [Member] Continuous Offering Program [Member]	Dec. 31, 2013 Common Units [Member] Continuous Offering Program [Member]	Dec. 31, 2013 Common Units [Member] December 2013 Equity Offering [Member]	Dec. 31, 2013 General Partner [Member]		May 31, 2013 General Partner [Member]		Jun. 30, 2012 General Partner [Member]		Sep. 30, 2011 General Partner [Member]		Mar. 31, 2011 General Partner [Member]		Dec. 31, 2013 General Partner [Member]	Dec. 31, 2012 General Partner [Member]	Dec. 31, 2012 General Partner [Member] Mountain Gas Resources [Member]	Dec. 31, 2012 General Partner [Member] June 2012 Equity Offering [Member]	Dec. 31, 2012 General Partner [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 General Partner [Member] Western Gas Equity Partners [Member]	Dec. 31, 2013 General Partner [Member] Non-Operated Marcellus Interest [Member]	Dec. 31, 2013 General Partner [Member] May 2013 Equity Offering [Member]	Dec. 31, 2013 General Partner [Member] Continuous Offering Program [Member]	Dec. 31, 2013 General Partner [Member] December 2013 Equity Offering [Member]
Capital Unit [Line Items]
Balance	106,796,483	91,980,612																			104,660,553	90,140,999																				2,135,930	1,839,613
Acquisition			645,697		154,321		458,295																632,783		151,235		449,129																	12,914		3,086		9,166
Long-Term Incentive Plan Awards	12,648	12,827																			12,395	12,570																				253	257
Common units issued											4,500,000	[1],[2]	7,015,000	[1]	5,000,000	[1]	5,750,000	[1]	3,852,813	[1]				5,000,000				7,015,000	642,385	685,735	4,500,000
Offering				5,102,041				7,158,163	699,731	4,591,837																						91,837	[2],[3]	143,163	[3]	102,041	[3]	117,347	[3]	78,629	[3]				102,041				143,163	13,996	91,837
WGP unit purchase agreement						8,900,985																				8,722,966																					178,019
Balance	119,717,157	106,796,483									117,322,812										117,322,812	104,660,553										2,394,345										2,394,345	2,135,930

[1]	Includes the issuance of 302,813 common units, 750,000 common units and 915,000 common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.
[2]	Excludes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the general partner’s proportionate capital contribution) were $18.3 million.
[3]	Represents general partner units issued to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest.